TAXATION	12 Months Ended
Jul. 31, 2024
TAXATION
TAXATION

10. TAXATION

(a)	Provision for current tax

During the year ended July 31, 2024, the Company recorded a provision of current income tax recovery of $Nil (2023 – income tax recovery of $37).

Reconciliation of effective tax rate:
	Years ended July 31,
	2024	2023	2022
	$	$	$
Income (loss) for the period	(2,436,802)	(910,464)	(995,066)
Income tax expense	-	-	-
Income (loss) excluding income tax	(2,436,802)	(910,464)	(995,066)
Income tax expense (recovery) using the Company’s domestic rate	(658,000)	(246,000)	(269,000)
Effect of tax rates in foreign jurisdictions	-	(1,000)	1,000
Non-deductible expenses and other	557,000	267,963	134,000
Difference in statutory tax rates and deferred tax rates	-	-	-
Change in unrecognized temporary differences	101,000	(21,000)	134,000
Current tax expense	-	(37)	-

The Company’s domestic tax rate during the year ended July 31, 2024 was 27% (2023 – 27%; 2022 – 27%) and the effective tax rate was nil (2023 – nil; 2022 – nil).

(b)	Provision for deferred tax

As future taxable profits of the Company are uncertain, no deferred tax asset has been recognized.

As at July 31, 2024, the Company had unused non-capital loss carry forwards of approximately $4,248,000 (2023 – $3,878,000) in Canada and $nil (2023 – $nil) in the United States.

As at July 31, 2024, the Company had the following balances in respect of which no deferred tax assets had been recognized:

Expiry	Tax Losses	Resource Pools	Equipment and Other
Within one year	-	-	-
One to five years	-	-	15,000
After five years	4,248,000	-	82,000
No expiry date	-	4,395,000	114,000
	4,248,000	4,395,000	211,000

In addition, the Company has approximately $4,395,000 (2023 - $4,402,000) of resource tax pools available, which may be used to shelter certain resource income in Canada.